Distribution Date:	03/12/26	GS Mortgage Securities Trust 2016-GS4
Determination Date:	03/06/26
Next Distribution Date:	04/10/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2016-GS4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	6	Master Servicer	Trimont LLC
Exchangeable Certificate Factor Detail	7		Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	8		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	9	General Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Bond / Collateral Reconciliation - Balances	10		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Current Mortgage Loan and Property Stratification	11-15		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36251XAN7	1.731000%	31,820,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251XAP2	2.905000%	201,522,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36251XAQ0	3.178000%	175,000,000.00	132,503,548.06	18,467,224.48	350,913.56	0.00	0.00	18,818,138.04	114,036,323.58	42.55%	30.00%
A-4	36251XAR8	3.442000%	267,043,000.00	267,043,000.00	0.00	765,968.34	0.00	0.00	765,968.34	267,043,000.00	42.55%	30.00%
A-AB	36251XAS6	3.278000%	43,192,000.00	656,997.16	656,997.16	1,794.70	0.00	0.00	658,791.86	0.00	0.00%	30.00%
A-S	36251XAV9	3.645000%	92,388,000.00	92,388,000.00	0.00	280,628.55	0.00	0.00	280,628.55	92,388,000.00	28.63%	21.00%
B	36251XAW7	3.807018%	48,761,000.00	48,761,000.00	0.00	154,694.99	0.00	0.00	154,694.99	48,761,000.00	21.28%	16.25%
C	36251XAY3	3.908018%	43,628,000.00	43,628,000.00	0.00	142,082.50	0.00	0.00	142,082.50	43,628,000.00	14.70%	12.00%
D	36251XAA5	3.233000%	53,893,000.00	53,893,000.00	0.00	145,196.72	0.00	0.00	145,196.72	53,893,000.00	6.57%	6.75%
E	36251XAE7	3.908018%	21,814,000.00	21,814,000.00	0.00	71,041.25	0.00	0.00	71,041.25	21,814,000.00	3.29%	4.63%
F	36251XAG2	3.908018%	10,266,000.00	10,266,000.00	0.00	33,433.09	0.00	0.00	33,433.09	10,266,000.00	1.74%	3.63%
G*	36251XAJ6	3.908018%	37,212,204.00	11,533,198.74	0.00	49,056.63	0.00	0.00	49,056.63	11,533,198.74	0.00%	0.00%
AMA-A	36251XBB2	3.199416%	16,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	84.14%
AMA-B	36251XBF3	3.503849%	21,917,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	62.56%
AMA-C	36251XBH9	3.813991%	27,032,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	35.96%
AMA-D	36251XBK2	3.557285%	36,533,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
225-A	36251XBM8	2.635985%	12,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	88.53%
225-B	36251XBR7	2.993892%	18,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	72.24%
225-C	36251XBT3	3.777571%	22,576,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	52.26%
225-D	36251XBV8	4.766193%	30,673,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.12%
225-E	36251XBX4	5.544562%	28,382,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

S	36251XAZ0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36251XAL1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,241,139,204.02	682,486,743.96	19,124,221.64	1,994,810.33	0.00	0.00	21,119,031.97	663,362,522.32

X-A	36251XAT4	0.499177%	810,965,000.00	492,591,545.22	0.00	204,908.61	0.00	0.00	204,908.61	473,467,323.58
X-B	36251XAU1	0.101000%	48,761,000.00	48,761,000.00	0.00	4,104.05	0.00	0.00	4,104.05	48,761,000.00
X-D	36251XAC1	0.675018%	53,893,000.00	53,893,000.00	0.00	30,315.61	0.00	0.00	30,315.61	53,893,000.00
X-AMA	36251XBD8	0.000000%	101,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-225	36251XBP1	0.000000%	113,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,128,219,000.00	595,245,545.22	0.00	239,328.27	0.00	0.00	239,328.27	576,121,323.58

Deal Distribution Total					19,124,221.64	2,234,138.60	0.00	0.00	21,358,360.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251XAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251XAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36251XAQ0	757.16313177	105.52699703	2.00522034	0.00000000	0.00000000	0.00000000	0.00000000	107.53221737	651.63613474
A-4	36251XAR8	1,000.00000000	0.00000000	2.86833334	0.00000000	0.00000000	0.00000000	0.00000000	2.86833334	1,000.00000000
A-AB	36251XAS6	15.21108446	15.21108446	0.04155168	0.00000000	0.00000000	0.00000000	0.00000000	15.25263614	0.00000000
A-S	36251XAV9	1,000.00000000	0.00000000	3.03750000	0.00000000	0.00000000	0.00000000	0.00000000	3.03750000	1,000.00000000
B	36251XAW7	1,000.00000000	0.00000000	3.17251471	0.00000000	0.00000000	0.00000000	0.00000000	3.17251471	1,000.00000000
C	36251XAY3	1,000.00000000	0.00000000	3.25668149	0.00000000	0.00000000	0.00000000	0.00000000	3.25668149	1,000.00000000
D	36251XAA5	1,000.00000000	0.00000000	2.69416659	0.00000000	0.00000000	0.00000000	0.00000000	2.69416659	1,000.00000000
E	36251XAE7	1,000.00000000	0.00000000	3.25668149	0.00000000	0.00000000	0.00000000	0.00000000	3.25668149	1,000.00000000
F	36251XAG2	1,000.00000000	0.00000000	3.25668128	0.00000000	0.00000000	0.00000000	0.00000000	3.25668128	1,000.00000000
G	36251XAJ6	309.93054698	0.00000000	1.31829413	(0.30894891)	13.58014027	0.00000000	0.00000000	1.31829413	309.93054698
AMA-A	36251XBB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-B	36251XBF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-C	36251XBH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AMA-D	36251XBK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-A	36251XBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-B	36251XBR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-C	36251XBT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-D	36251XBV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
225-E	36251XBX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36251XAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36251XAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251XAT4	607.41406253	0.00000000	0.25267257	0.00000000	0.00000000	0.00000000	0.00000000	0.25267257	583.83200703
X-B	36251XAU1	1,000.00000000	0.00000000	0.08416665	0.00000000	0.00000000	0.00000000	0.00000000	0.08416665	1,000.00000000
X-D	36251XAC1	1,000.00000000	0.00000000	0.56251480	0.00000000	0.00000000	0.00000000	0.00000000	0.56251480	1,000.00000000
X-AMA	36251XBD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-225	36251XBP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/26 - 02/28/26	30	0.00	350,913.56	0.00	350,913.56	0.00	0.00	0.00	350,913.56	0.00
A-4	02/01/26 - 02/28/26	30	0.00	765,968.34	0.00	765,968.34	0.00	0.00	0.00	765,968.34	0.00
A-AB	02/01/26 - 02/28/26	30	0.00	1,794.70	0.00	1,794.70	0.00	0.00	0.00	1,794.70	0.00
X-A	02/01/26 - 02/28/26	30	0.00	204,908.61	0.00	204,908.61	0.00	0.00	0.00	204,908.61	0.00
X-B	02/01/26 - 02/28/26	30	0.00	4,104.05	0.00	4,104.05	0.00	0.00	0.00	4,104.05	0.00
A-S	02/01/26 - 02/28/26	30	0.00	280,628.55	0.00	280,628.55	0.00	0.00	0.00	280,628.55	0.00
B	02/01/26 - 02/28/26	30	0.00	154,694.99	0.00	154,694.99	0.00	0.00	0.00	154,694.99	0.00
C	02/01/26 - 02/28/26	30	0.00	142,082.50	0.00	142,082.50	0.00	0.00	0.00	142,082.50	0.00
D	02/01/26 - 02/28/26	30	0.00	145,196.72	0.00	145,196.72	0.00	0.00	0.00	145,196.72	0.00
X-D	02/01/26 - 02/28/26	30	0.00	30,315.61	0.00	30,315.61	0.00	0.00	0.00	30,315.61	0.00
E	02/01/26 - 02/28/26	30	0.00	71,041.25	0.00	71,041.25	0.00	0.00	0.00	71,041.25	0.00
F	02/01/26 - 02/28/26	30	0.00	33,433.09	0.00	33,433.09	0.00	0.00	0.00	33,433.09	0.00
G	02/01/26 - 02/28/26	30	515,165.89	37,559.95	0.00	37,559.95	(11,496.67)	0.00	0.00	49,056.63	505,346.95
AMA-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-AMA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AMA-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-225	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
225-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			515,165.89	2,222,641.92	0.00	2,222,641.92	(11,496.67)	0.00	0.00	2,234,138.60	505,346.95

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36251XAV9	3.645000%	92,388,000.00	92,388,000.00	0.00	280,628.55	0.00	0.00	280,628.55	92,388,000.00
A-S (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36251XAW7	3.807018%	48,761,000.00	48,761,000.00	0.00	154,694.99	0.00	0.00	154,694.99	48,761,000.00
B (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36251XAY3	3.908018%	43,628,000.00	43,628,000.00	0.00	142,082.50	0.00	0.00	142,082.50	43,628,000.00
C (PEZ)	N/A	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,777,000.03	184,777,000.00	0.00	577,406.04	0.00	0.00	577,406.04	184,777,000.00

Exchangeable Certificate Details
PEZ	36251XAX5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36251XAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Additional Information
Total Available Distribution Amount (1)	21,358,360.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,094,062.94	Master Servicing Fee	7,187.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,826.31
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	266.35
ARD Interest	0.00	Operating Advisor Fee	804.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	261.02
Extension Interest	0.00
Interest Reserve Withdrawal	140,214.72
Total Interest Collected	2,234,277.66	Total Fees	11,635.73

Principal		Expenses/Reimbursements
Scheduled Principal	19,124,221.64	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(17,777.27)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	6,280.59
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,124,221.64	Total Expenses/Reimbursements	(11,496.68)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,234,138.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,124,221.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	21,358,360.24
Total Funds Collected	21,358,499.30	Total Funds Distributed	21,358,499.29

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	682,486,743.96	682,486,743.96	Beginning Certificate Balance	682,486,743.96
(-) Scheduled Principal Collections	19,124,221.64	19,124,221.64	(-) Principal Distributions	19,124,221.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	663,362,522.32	663,362,522.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	682,690,479.30	682,690,479.30	Ending Certificate Balance	663,362,522.32
Ending Actual Collateral Balance	663,362,522.32	663,362,522.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP	Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP
10,000,000 or less	7	43,287,249.73	6.53%	7	4.0969	2.184008	1.40 or less	5	93,600,984.79	14.11%	7	4.1798	1.038381
10,000,001 to 20,000,000	4	63,364,890.07	9.55%	8	4.1007	2.015849	1.41-1.50	1	28,806,039.95	4.34%	8	4.4680	1.480300
20,000,001 to 30,000,000	6	152,877,526.16	23.05%	7	4.0058	2.472108	1.51-1.60	2	47,400,047.13	7.15%	4	4.2026	1.571197
30,000,001 to 40,000,000	2	67,731,059.65	10.21%	5	4.2867	1.465860	1.61-1.70	1	1,970,967.84	0.30%	6	4.2660	1.665200
40,000,001 to 50,000,000	1	50,000,000.00	7.54%	8	3.4500	4.925400	1.71-2.00	4	61,313,818.93	9.24%	8	4.3984	1.803392
50,000,001 to 60,000,000	1	52,782,811.43	7.96%	6	3.3335	2.250500	2.01-2.20	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 80,000,000	2	145,939,652.69	22.00%	6	3.5884	3.246500	2.21-3.00	6	185,299,331.09	27.93%	7	3.7924	2.322726
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.01 or greater	4	157,592,000.00	23.76%	7	3.2496	4.948057
Totals	27	663,362,522.32	100.00%	7	3.8914	2.555065	Totals	27	663,362,522.32	100.00%	7	3.8914	2.555065
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP
							Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP
Arizona	3	10,852,391.67	1.64%	7	3.6885	3.746341
							Industrial	56	131,947,652.70	19.89%	7	3.7678	3.318922
California	12	146,327,145.07	22.06%	7	3.7192	3.370354
							Lodging	3	66,565,629.57	10.03%	7	4.1404	1.375593
Colorado	5	16,946,431.61	2.55%	7	3.8678	3.255522
							Mixed Use	1	19,413,249.74	2.93%	8	4.2480	1.812100
Florida	7	46,697,020.88	7.04%	8	4.0187	1.905207
							Office	5	130,685,933.35	19.70%	7	3.4108	3.984475
Georgia	4	7,721,701.15	1.16%	6	3.9740	2.335400
							Retail	14	220,301,857.41	33.21%	7	4.0028	1.977497
Hawaii	1	26,412,283.01	3.98%	8	4.6390	1.735800
							Self Storage	1	7,068,866.97	1.07%	7	4.1430	2.448400
Illinois	7	85,297,540.84	12.86%	6	3.3143	3.894245
							Totals	84	663,362,522.32	100.00%	7	3.8914	2.555065
Indiana	1	565,566.79	0.09%	6	3.9740	2.335400
Kentucky	2	2,574,160.34	0.39%	6	3.9740	2.335400
Maryland	1	33,636,105.33	5.07%	6	3.3335	2.250500
Michigan	4	5,828,663.97	0.88%	6	3.9740	2.335400
Minnesota	2	3,443,104.72	0.52%	6	4.1412	1.951751
Missouri	3	10,135,351.10	1.53%	8	4.2660	2.091075
New Jersey	1	1,147,767.84	0.17%	6	3.9740	2.335400
New York	3	24,898,439.28	3.75%	8	4.3442	0.446844
North Carolina	2	9,676,295.83	1.46%	7	4.0975	2.417950
Ohio	3	3,859,161.32	0.58%	6	3.9740	2.335400
Oregon	1	24,107,949.29	3.63%	5	3.9355	1.130200
Pennsylvania	2	39,699,102.15	5.98%	7	4.1823	1.361391
South Carolina	2	3,024,118.64	0.46%	6	3.9740	2.335400
Tennessee	1	33,748,406.80	5.09%	3	4.3610	1.564400
Texas	12	31,097,346.48	4.69%	8	3.5961	4.412265
Wisconsin	1	8,287,135.64	1.25%	7	4.0790	1.832700
Totals	84	663,362,522.32	100.00%	7	3.8914	2.555065

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP	Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP
	3.000% or less	1	25,600,000.00	3.86%	7	2.8315	7.656700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	3	178,074,811.43	26.84%	7	3.3210	3.784142	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	156,623,691.61	23.61%	7	3.8947	2.140575	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	68,751,905.20	10.36%	7	4.1995	1.660496	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	120,520,498.48	18.17%	7	4.3722	1.437043	49 months or greater	23	575,983,189.73	86.83%	7	3.8405	2.670805
	4.501% or greater	1	26,412,283.01	3.98%	8	4.6390	1.735800	Totals	27	663,362,522.32	100.00%	7	3.8914	2.555065
	Totals	27	663,362,522.32	100.00%	7	3.8914	2.555065
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP	Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP
	111 months or less	23	575,983,189.73	86.83%	7	3.8405	2.670805	Interest Only	7	212,392,000.00	32.02%	7	3.4316	4.280237
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or less	15	292,943,537.04	44.16%	7	4.1048	1.584810
	Totals	27	663,362,522.32	100.00%	7	3.8914	2.555065	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	70,647,652.69	10.65%	6	3.9740	2.335400
								Totals	27	663,362,522.32	100.00%	7	3.8914	2.555065
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	87,379,332.59	13.17%	8	4.2264	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	455,335,537.04	68.64%	7	3.8627	2.475269
	13 to 24 months	2	120,647,652.69	18.19%	7	3.7568	3.408774
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	663,362,522.32	100.00%	7	3.8914	2.555065
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	306991003	OF	Chicago	IL	Actual/360	3.227%	188,951.13	0.00	0.00	N/A	09/06/26	--	75,292,000.00	75,292,000.00	02/06/26
4	306991004	IN	Various	Various	Actual/360	3.974%	218,458.24	30,473.93	0.00	N/A	09/04/26	--	70,678,126.62	70,647,652.69	03/06/26
5	301271200	RT	Whittier	CA	Actual/360	4.258%	232,155.62	0.00	0.00	N/A	11/06/26	08/06/26	70,100,000.00	70,100,000.00	03/06/26
6	301271174	RT	Various	Various	Actual/360	3.333%	137,259.28	157,408.22	0.00	N/A	09/06/26	--	52,940,219.65	52,782,811.43	03/06/26
8	301271207	IN	Various	Various	Actual/360	3.450%	134,166.67	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	03/06/26
9	306991009	RT	Chattanooga	TN	30/360	4.361%	122,961.30	86,391.84	0.00	N/A	06/06/26	--	33,834,798.64	33,748,406.80	03/06/26
10	301271195	RT	Bethel Park	PA	Actual/360	4.213%	111,621.77	81,839.84	0.00	N/A	10/06/26	--	34,064,492.69	33,982,652.85	03/06/26
11	301271211	LO	San Diego	CA	Actual/360	4.468%	100,369.36	76,305.64	0.00	N/A	11/06/26	--	28,882,345.59	28,806,039.95	03/06/26
12	301271222	RT	Koloa	HI	Actual/360	4.639%	95,492.75	53,850.79	0.00	N/A	11/06/26	--	26,466,133.80	26,412,283.01	03/06/26
13	306991013	LO	Portland	OR	Actual/360	3.936%	73,967.17	56,869.95	0.00	N/A	08/06/26	--	24,164,819.24	24,107,949.29	03/06/26
14	301271220	OF	Purchase	NY	Actual/360	4.367%	79,841.44	55,337.02	0.00	N/A	11/06/26	--	23,506,590.93	23,451,253.91	03/06/26
15	301271178	OF	Irvine	CA	Actual/360	2.832%	56,378.31	0.00	0.00	10/06/26	10/06/28	--	25,600,000.00	25,600,000.00	03/06/26
16	301271212	RT	Chico	CA	Actual/360	3.731%	71,086.75	0.00	0.00	N/A	11/06/26	--	24,500,000.00	24,500,000.00	03/06/26
17	301271213	MU	Coral Springs	FL	Actual/360	4.248%	64,294.57	46,365.56	0.00	N/A	11/06/26	--	19,459,615.30	19,413,249.74	03/06/26
18	306991018	LO	Pittsburgh	PA	Actual/360	5.305%	75,561.26	18,312,949.29	0.00	N/A	03/06/26	--	18,312,949.29	0.00	03/06/26
19	301271199	RT	Various	Various	Actual/360	4.287%	63,344.94	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	03/06/26
20	301271202	LO	Hollywood	FL	Actual/360	3.811%	40,566.02	34,087.38	0.00	N/A	11/06/26	--	13,685,727.71	13,651,640.33	03/06/26
22	301271204	IN	Jacksonville	FL	Actual/360	3.885%	34,144.83	0.00	0.00	N/A	11/06/26	--	11,300,000.00	11,300,000.00	03/06/26
23	301271198	IN	Janesville	WI	Actual/360	4.182%	26,627.41	19,729.47	0.00	N/A	10/06/26	07/06/26	8,186,331.51	8,166,602.04	03/06/26
24	301271196	RT	Bellevue	WI	Actual/360	4.079%	26,351.91	19,074.79	0.00	N/A	10/06/26	--	8,306,210.43	8,287,135.64	03/06/26
25	301271206	RT	Liberty	MO	Actual/360	4.289%	24,086.97	19,404.90	0.00	N/A	11/06/26	--	7,220,555.44	7,201,150.54	03/06/26
26	301271194	SS	Charlotte	NC	Actual/360	4.143%	22,840.81	19,414.75	0.00	N/A	10/06/26	--	7,088,281.72	7,068,866.97	03/06/26
28	301271192	OF	Denver	CO	Actual/360	4.400%	21,749.19	12,603.01	0.00	N/A	10/06/26	--	6,355,282.45	6,342,679.44	03/06/26
29	301271201	IN	Madison	WI	Actual/360	4.042%	18,491.08	14,377.95	0.00	N/A	07/06/26	--	5,881,801.78	5,867,423.83	03/06/26
30	301271209	RT	San Diego	CA	Actual/360	3.610%	18,812.11	0.00	0.00	N/A	11/06/26	--	6,700,000.00	6,700,000.00	03/06/26
31	301271208	RT	Coatesville	PA	Actual/360	4.000%	17,825.60	13,206.39	0.00	N/A	11/06/26	--	5,729,655.69	5,716,449.30	03/06/26
32	301271205	IN	Howe	IN	Actual/360	3.990%	10,090.85	6,716.71	0.00	N/A	11/06/26	08/06/26	3,252,023.43	3,245,306.72	03/06/26
33	301271173	RT	Duluth	MN	Actual/360	4.266%	6,565.60	7,814.21	0.00	N/A	09/06/26	--	1,978,782.05	1,970,967.84	03/06/26
Totals							2,094,062.94	19,124,221.64	0.00				682,486,743.96	663,362,522.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	26,454,518.00	11,594,613.00	01/01/25	06/30/25	--	0.00	0.00	188,658.33	188,658.33	0.00	0.00
4	27,036,253.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	12,440,830.98	9,432,872.65	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,993,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,982,492.00	7,894,016.84	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,072,437.50	2,576,727.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,461,927.33	3,654,824.45	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,759,753.57	2,366,766.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	3,314,322.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	838,409.65	626,549.98	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,861,696.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,367,651.48	1,766,450.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,403,322.18	1,878,805.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,392,976.00	6,929,281.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,840,333.94	1,478,249.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,443,881.00	1,706,745.83	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,174,309.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,026,442.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	967,633.00	836,978.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,325,151.59	940,858.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	619,329.51	569,447.29	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,155,365.05	816,664.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	549,051.05	408,006.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	364,133.16	241,474.38	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	124,531,771.36	59,033,654.18				0.00	0.00	188,658.33	188,658.33	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.891350%	3.840872%	7
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.929493%	3.880040%	8
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.929710%	3.880284%	9
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.929925%	3.880527%	10
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.930153%	3.880782%	11
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.930365%	3.908479%	12
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.930589%	3.908701%	13
08/12/25	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	5,476,127.30	3.930799%	3.908907%	14
07/11/25	0	0.00	0	0.00	1	6,988,190.40	1	6,988,190.40	0	0.00	0	0.00	0	0.00	0	0.00	3.933813%	3.909490%	15
06/12/25	0	0.00	0	0.00	1	7,004,741.91	0	0.00	0	0.00	0	0.00	0	0.00	1	29,227,269.90	3.934034%	3.909705%	16
05/12/25	0	0.00	0	0.00	1	7,020,417.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969485%	3.929036%	17
04/11/25	0	0.00	0	0.00	1	7,036,856.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969717%	3.929249%	18
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	306991003	02/06/26	0	B	188,658.33	188,658.33	0.00	75,292,000.00	10/20/25	1
Totals					188,658.33	188,658.33	0.00	75,292,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		345,929,121	345,929,121	0		0
7 - 12 Months		291,833,402	291,833,402	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		25,600,000	25,600,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	663,362,522	663,362,522	0	0	0	0
Feb-26	682,486,744	682,486,744	0	0	0	0
Jan-26	683,239,957	683,239,957	0	0	0	0
Dec-25	683,990,618	683,990,618	0	0	0	0
Nov-25	684,772,891	684,772,891	0	0	0	0
Oct-25	685,518,351	685,518,351	0	0	0	0
Sep-25	686,295,589	686,295,589	0	0	0	0
Aug-25	687,035,886	687,035,886	0	0	0	0
Jul-25	694,761,867	687,773,677	0	0	0	6,988,190
Jun-25	695,548,230	688,543,488	0	0	7,004,742	0
May-25	746,634,494	739,614,076	0	0	7,020,417	0
Apr-25	747,515,316	740,478,460	0	0	7,036,856	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	306991003	75,292,000.00	75,292,000.00	591,000,000.00	08/02/16	10,887,815.50	4.10140	06/30/25	09/06/26	I/O
Totals		75,292,000.00	75,292,000.00	591,000,000.00		10,887,815.50

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	306991003	OF	IL	10/20/25	1
The loan transferred into special servicing 8/06/2025. Legal engaged and PNA sent. Discussions with Borrower are ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	301271195	38,296,443.49	4.21300%	38,296,443.49 4.21300%		10	07/22/20	08/06/20	08/06/20
12	301271222	0.00	4.63900%	0.00	4.63900%	8	08/06/21	05/06/21	09/03/21
12	301271222	0.00	4.63900%	0.00	4.63900%	8	08/25/21	05/06/21	09/03/21
18	306991018	20,568,925.04	5.30500%	20,568,925.04 5.30500%		10	09/04/20	06/06/20	09/08/20
Totals		58,865,368.53		58,865,368.53
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	301271219 06/12/25	50,337,906.95	91,800,000.00	35,287,247.44	5,966,321.04	35,287,247.44	29,320,926.40	21,016,980.55	0.00	217,024.79	20,799,955.76	36.55%
21	301271190 01/12/22	12,714,609.58	13,800,000.00	11,266,352.94	1,936,884.73	11,266,352.94	9,329,468.21	3,385,141.37	0.00	(12,947.62)	3,398,088.99	24.27%
27	301271210 08/12/25	6,988,190.40	7,800,000.00	7,307,222.83	1,815,303.18	7,307,222.83	5,491,919.65	1,496,270.75	0.00	0.00	1,496,270.75	17.81%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		70,040,706.93	113,400,000.00	53,860,823.21	9,718,508.95	53,860,823.21	44,142,314.26	25,898,392.67	0.00	204,077.17	25,694,315.50

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	301271219	02/12/26	0.00	0.00	20,799,955.76	0.00	0.00	(217,024.79)	0.00	0.00	20,799,955.76
		06/12/25	0.00	0.00	21,016,980.55	0.00	0.00	21,016,980.55	0.00	0.00
21	301271190	07/12/23	0.00	0.00	3,398,088.99	0.00	15,250.00	0.00	0.00	0.00	3,382,778.99
		04/13/23	0.00	0.00	3,382,838.99	0.00	0.00	(3,998.57)	0.00	0.00
		07/12/22	0.00	0.00	3,386,837.56	0.00	0.00	60.00	0.00	0.00
		06/10/22	0.00	0.00	3,386,777.56	0.00	60.00	0.00	0.00	0.00
		04/12/22	0.00	0.00	3,386,717.56	0.00	0.00	180.00	0.00	0.00
		03/11/22	0.00	0.00	3,386,537.56	0.00	0.00	1,396.19	0.00	0.00
		01/12/22	0.00	0.00	3,385,141.37	0.00	0.00	3,385,141.37	0.00	0.00
27	301271210	08/12/25	0.00	0.00	1,496,270.75	0.00	0.00	1,496,270.75	0.00	0.00	1,496,270.75
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	25,694,315.50	0.00	15,310.00	25,679,005.50	0.00	0.00	25,679,005.50

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	(17,777.27)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	6,280.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(17,777.27)	0.00	6,280.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(11,496.68)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28